General and administrative expense (Tables)	12 Months Ended
Dec. 31, 2021
General and administrative expense
Schedule of General and administrative expense

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Staff Costs	90,105	66,976	83,549
Occupancy Costs	1,770	1,589	1,740
Professional fees	16,007	12,899	18,250
Travel and entertainment	5,857	1,735	1,910
Office and related expenses	8,388	7,361	7,332
General sub-contracts	5,786	1,611	1,212
Bank fees & payment costs	3,238	1,945	1,691
Bad debt expense / reversal	6,579	5,582	1,711
Tax expenses	12,991	14,747	11,125
Depreciation and amortization	8,851	9,282	9,656
Other general and administrative expense	2,211	8,294	4,589
General and administrative expense	161,783	132,021	142,765